SHAREHOLDERS' EQUITY (Details Textual)				1 Months Ended										3 Months Ended		12 Months Ended
		Jan. 11, 2016 USD ($) shares	Oct. 07, 2014 USD ($) shares	Mar. 16, 2017 shares	Oct. 31, 2016 shares	Oct. 18, 2016 USD ($) $ / shares shares	Jun. 20, 2016 USD ($) shares	Aug. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 30, 2014 USD ($) $ / shares shares	Jan. 29, 2012 USD ($) shares	Jan. 29, 2012 ILS (₪) ₪ / shares shares	Mar. 31, 2014 USD ($) shares	Mar. 31, 2014 ILS (₪) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares	Mar. 31, 2015 ILS (₪) shares	Oct. 07, 2014 ₪ / shares	Apr. 22, 2010 ₪ / shares shares
Common Stock, Conversion Basis																For every 100 ordinary shares issued by the Company, 5.25 additional preferred shares are issued to the holder of the preferred shares.
Common Stock, Shares, Issued | shares																			63,577,734	58,955,900
Common Stock, Par or Stated Value Per Share | ₪ / shares																			₪ 0.01	₪ 0.01
Bonus Shares Authorized, Per Share | shares																			29		29
Stock Issued During Period, Value, New Issues | $																$ 566,569	$ 659,485	$ 273,840
Common Stock, Shares Authorized | shares																			990,000,000	990,000,000
Preferred Stock, Shares Authorized | shares																			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share | (per share)																$ 0.01			₪ 0.01	₪ 0.01
Proceeds from Issuance of Common Stock | $																$ 566,569	659,485	273,840
Share-based Compensation | $																$ 210,180	219,239	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares																103,428
Stock Issued During Period, Value, Stock Options Exercised | $																$ 273
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																0.94%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	[1]															2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]															100.00%
Adjustment of Warrants Granted for Services | $																$ (34,272)	$ (23,233)	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition | $																$ 48,750
Maxim Partners LLC [Member]
Financial Advisory And Investment Banking Services Fee | $									$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares									1,000,000
Share-based Compensation | $									$ 200,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares																4,518,406	3,106,000
Shares Issued, Price Per Share | $ / shares										$ 0.20
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.50
Issuance Of Units,Description										each unit consisting of: (A) 1 ordinary share par value NIS 0.01 and (B) 1 three-year warrant to purchase 1 ordinary share par value NIS 0.01
Proceeds from Issuance of Common Stock | $																$ 903,681	$ 621,200
Minimum [Member]
Capital Units, Value | ₪																					₪ 100,000
Maximum [Member]
Capital Units, Value | ₪																			₪ 10,000,000
Maximum [Member] | Private Placement [Member]
Proceeds from Issuance of Private Placement | $										$ 2,000,000
Consulting Agreement [Member]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01
Warrants Issued | shares						620,521
Class of Warrant or Right,Expiration Term						18 years
Adjustment of Warrants Granted for Services | $																45,746
Consulting Agreement [Member] | PCG Advisory Group [Member]
Common Stock, Shares Authorized | shares							50,000
Monthly Cash Compensation Payable | $							$ 2,500
Shares to be Issued, Share Based Compensation | shares							325,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition | $							$ 48,750
Investor [Member]
Common Stock, Par or Stated Value Per Share | ₪ / shares													₪ 0.01
Debt Conversion, Converted Instrument, Shares Issued | shares												27,000,000	27,000,000
Debt Conversion, Original Debt, Amount												$ 160,987	₪ 600,000		₪ 200,000
Investor [Member] | Share Purchase Agreement [Member]
Common Stock, Par or Stated Value Per Share | (per share)											$ 0.01											₪ 0.01
Preferred Stock [Member]
Stock Issued During Period, Value, New Issues | $																$ 0	$ 0	$ 0
Stock Issued During Period, Shares, New Issues | shares																0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares																0
Stock Issued During Period, Value, Stock Options Exercised | $																$ 0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition | $																0
Preferred Stock [Member] | Subsequent Event [Member]
Conversion of Stock, Shares Converted | shares				3,333,471
Common Stock [Member]
Stock Issued During Period, Value, New Issues | $																$ 11,669	$ 62,395	$ 17,048
Stock Issued During Period, Shares, New Issues | shares																4,518,406	24,479,800	6,352,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares																103,428
Stock Issued During Period, Value, Stock Options Exercised | $																$ 273
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition | $																$ 0
Common Stock [Member] | Investor [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares														123,900	123,900
Debt Conversion, Original Debt, Amount | $														$ 57,356
Stock Issued During Period, Value, New Issues | $																	$ 150,000
Common Stock [Member] | Investor [Member] | Share Purchase Agreement [Member]
Stock Issued During Period, Value, New Issues | $			$ 350,593								$ 50,000
Stock Issued During Period, Shares, New Issues | shares			9,000,000								606,000
Common Stock, Shares Authorized | shares																		5,746,200
Common Stock, Value, Subscriptions | $																		$ 223,840
Common Stock [Member] | Investor [Member] | Share Purchase Agreement One [Member]
Stock Issued During Period, Shares, New Issues | shares								18,120,000
Proceeds from Issuance of Common Stock | $								$ 150,000
Warrant [Member]
Stock Issued During Period, Shares, New Issues | shares																4,518,406	3,106,000
Warrant [Member] | Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares					25,855	232,696
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						100.00%
Derivative Liability | $						$ 91,490
Chief Executive Officer [Member]
Stock Issued During Period, Shares, Issued for Services | shares																237,276	96,195
Common Stock, Shares, Issued | shares																							3,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares																							₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares		103,428
Stock Issued During Period, Value, Stock Options Exercised | $		$ 273
Chief Executive Officer [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares																35,591	19,239

[1]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.
[2]	Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.